OTHER INTANGIBLE ASSETS, NET - Other Intangible Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Other intangible assets, including operating lease right-of-use asset	$ 6,112	$ 6,492
Customer relationship & Other [Member]
Other intangible assets, including operating lease right-of-use asset	857	936
Right of use [Member]
Other intangible assets, including operating lease right-of-use asset	683	882
IP & Technology [Member]
Other intangible assets, including operating lease right-of-use asset	2,220	2,495
Capitalized software development costs [Member]
Other intangible assets, including operating lease right-of-use asset	$ 2,352	$ 2,179